BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.5%
Consumer Discretionary—5.0%
Designer Brands, Inc., Class A	20,261	$127,036
Frontdoor, Inc.*(a)	8,082	249,168
Gildan Activewear, Inc.	8,102	220,942
Hanesbrands, Inc.(a)	36,698	150,829
Stride, Inc.*	5,204	210,294
Target Hospitality Corp.*	5,649	79,820
Valvoline, Inc.	9,297	357,934
		1,396,023
Consumer Staples—5.7%
Dole PLC	13,863	185,210
Nomad Foods Ltd.*	15,505	264,360
Sovos Brands, Inc.*	22,602	429,212
Spectrum Brands Holdings, Inc.	977	70,549
TreeHouse Foods, Inc.*	13,935	659,822
		1,609,153
Energy—7.1%
DHT Holdings, Inc.	46,154	354,924
Earthstone Energy, Inc., Class A*(a)	12,926	155,241
Green Plains, Inc.*	12,857	372,853
Gulfport Energy Corp.*	669	64,907
Kosmos Energy Ltd.*(a)	44,057	262,580
Scorpio Tankers, Inc.	8,852	405,156
SM Energy Co.(a)	12,252	322,105
Valaris Ltd.*	1,133	65,408
		2,003,174
Financials—16.2%
Avantax, Inc.*(a)	8,072	170,803
Axis Capital Holdings Ltd.	7,697	399,474
Essent Group Ltd.	10,896	481,276
First American Financial Corp.	4,027	221,203
First BanCorp	24,444	272,795
First Commonwealth Financial Corp.	26,269	332,303
First Interstate BancSystem, Inc., Class A	7,571	166,941
Glacier Bancorp, Inc.(a)	6,705	193,238
Hanover Insurance Group, Inc., (The)	1,897	211,440
Kemper Corp.	11,780	509,838
National Bank Holdings Corp., Class A	11,116	332,702
Piper Sandler Cos	1,126	143,419
Popular, Inc.(a)	7,462	426,677
Premier Financial Corp.	12,928	180,216
Synovus Financial Corp.(a)	5,411	146,584
Triumph Financial, Inc.*	2,967	154,047
Webster Financial Corp.	6,361	226,134
		4,569,090
Health Care—6.2%
Amedisys, Inc.*(a)	1,742	132,270
Enovis Corp.*	10,060	530,464
Innoviva, Inc.*(a)	23,047	310,904
Pacira BioSciences, Inc.*	5,409	205,704
Patterson Cos., Inc.	2,519	65,973
Syneos Health, Inc.*	7,571	314,953
Tenet Healthcare Corp.*(a)	2,483	176,790
		1,737,058
Industrials—23.5%
ABM Industries, Inc.(a)	6,222	274,764
ACV Auctions, Inc., Class A*	11,561	196,999
Air Lease Corp.(a)	10,773	409,589
Allison Transmission Holdings, Inc.	3,405	161,056
Arcosa, Inc.	9,275	608,996
Argan, Inc.	2,591	104,806
Astec Industries, Inc.	2,518	92,813
BrightView Holdings, Inc.*	12,756	84,190
Driven Brands Holdings, Inc.*	8,135	201,992
Frontier Group Holdings, Inc.*	23,412	192,681
Healthcare Services Group, Inc.	4,803	64,889
Hillman Solutions Corp.*	32,244	261,176
ICF International, Inc.	3,143	351,985
KBR, Inc.(a)	11,234	663,031
Kirby Corp.*(a)	3,243	232,069
Knight-Swift Transportation Holdings, Inc., Class A(a)	3,099	170,414
Leonardo DRS, Inc.*(a)	32,841	495,899
Matthews International Corp., Class A	3,977	153,114
Moog, Inc., Class A	1,565	152,134
RXO, Inc.*(a)	5,170	107,898
Spirit Airlines, Inc.	8,972	136,464
Star Bulk Carriers Corp.(a)	13,258	227,110
Stericycle, Inc.*	3,914	164,975
Sun Country Airlines Holdings, Inc.*	14,631	275,063
Univar Solutions, Inc.*	15,703	559,341
XPO, Inc.*(a)	5,862	275,104
		6,618,552
Information Technology—8.4%
Celestica, Inc.*	13,979	177,953
JFrog Ltd.*(a)	13,473	328,202
LiveRamp Holdings, Inc.*	11,580	281,857
Mirion Technologies, Inc.*(a)	36,704	290,329
Momentive Global, Inc.*	61,766	583,689
NetScout Systems, Inc.*	11,698	357,023
Rambus, Inc.*	3,066	196,101
SMART Global Holdings, Inc.*	6,912	156,073
		2,371,227
Materials—11.6%
ATI, Inc.*	4,202	145,305
Axalta Coating Systems Ltd.*	12,522	363,263
Capstone Copper Corp.*	46,569	183,875
Commercial Metals Co.	5,036	215,289
Constellium SE*	17,543	261,391
Ecovyst, Inc.*	35,966	361,099
ERO Copper Corp.*	8,462	139,877
Livent Corp.*(a)	4,729	109,003
Perimeter Solutions SA*	26,370	142,925
Piedmont Lithium, Inc.*(a)	5,106	279,655
Stelco Holdings, Inc.	5,478	171,422
Summit Materials, Inc., Class A*	6,757	213,724
Tronox Holdings PLC, Class A	47,592	506,379
Warrior Met Coal, Inc.	4,978	163,179
		3,256,386
Real Estate—6.7%
Apple Hospitality REIT, Inc.(a)	14,272	207,372
Brixmor Property Group, Inc.	20,602	412,658
Equity Commonwealth	22,784	465,933
Getty Realty Corp.(a)	9,737	333,687
Spirit Realty Capital, Inc.(a)	3,601	140,655
UMH Properties, Inc.	21,275	323,593
		1,883,898
Utilities—5.1%
ALLETE, Inc.	4,591	273,486
Avista Corp.	5,755	237,969
Black Hills Corp.	2,843	173,281
NorthWestern Corp.	3,636	205,761
Portland General Electric Co.(a)	4,140	201,742
Southwest Gas Holdings, Inc.	2,473	144,745
Spire, Inc.	3,040	196,293
		1,433,277
TOTAL COMMON STOCKS
(Cost $24,089,505)		26,877,838

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—19.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22%(b)	5,485,738	5,485,738
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $5,485,738)		5,485,738
SHORT-TERM INVESTMENTS—4.5%
Tri-State Deposit, 4.95%(b)	400,135	400,135
U.S. Bank Money Market Deposit Account, 5.00%(b)	860,954	860,954
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,261,089)		1,261,089
TOTAL INVESTMENTS—119.5%
(Cost $30,836,332)		33,624,665
LIABILITIES IN EXCESS OF OTHER ASSETS—(19.5)%		(5,479,552)
NET ASSETS—100.0%		$28,145,113

PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2023, the market value of securities on loan was $5,315,936.
(b)	The rate shown is as of May 31, 2023.

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small Cap Value Diversified Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$1,396,023	$1,396,023	$-	$-	$-
Consumer Staples	1,609,153	1,609,153	-	-	-
Energy	2,003,174	2,003,174	-	-	-
Financials	4,569,090	4,569,090	-	-	-
Health Care	1,737,058	1,737,058	-	-	-
Industrials	6,618,552	6,618,552	-	-	-
Information Technology	2,371,227	2,371,227	-	-	-
Materials	3,256,386	3,256,386	-	-	-
Real Estate	1,883,898	1,883,898	-	-	-
Utilities	1,433,277	1,433,277	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	5,485,738	-	-	-	5,485,738
Short-Term Investments	1,261,089	860,954	400,135	-	-
Total Assets	$33,624,665	$27,738,792	$400,135	$-	$5,485,738

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.